Financial instruments and risk management - Reconciliation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets measured at fair value
Balance at beginning of the year	R 855	R 224	R 244
Fair value movement recognised in profit or loss	108	152	0
Fair value movement recognised in other comprehensive income	(59)	(8)	(29)
Additions	323	483	0
Foreign currency translation	6	4	9
Balance at end of the year	1,233	855	224
Financial liabilities measured at fair value
Initial recognition	1,433	0	0
Fair value movement recognised in profit or loss	137	0	0
Balance at end of the year	R 1,570	R 0	R 0
Maximum investment percent	2.50%